Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Leader Edge Series II/IIR/III
Leader Plus Series II/IIR/III

Supplement dated August 25, 2025 to the variable annuity prospectus dated May 1, 2025 and the updating summary prospectus dated April 30, 2025

The following supplements and amends the above mentioned variable annuity prospectus and updating summary prospectus. Please read this supplement and retain it for future reference. Special terms not defined in this supplement have the same meanings as in your variable annuity prospectus and updating summary prospectus.
In Appendix A - Funds Available Under the Contract: the following fund fees current expenses are updated:

Fund and Adviser/Subadviser	Current Expenses
American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	0.55%
American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	0.66%*
American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	0.52%*
MFS® Research Series - Initial Class Adviser: Massachusetts Financial Services Company	0.74%*

HV-8170